John Hancock
Global Climate Action Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 99.7%		$5,025,066
(Cost $4,974,514)
Canada 4.7%		238,515
Canadian Pacific Kansas City, Ltd.	2,477	195,984
TELUS Corp.	2,390	42,531
France 10.6%		535,800
EssilorLuxottica SA	677	135,941
Publicis Groupe SA	2,137	198,553
Schneider Electric SE	1,000	201,306
Germany 6.8%		340,317
Deutsche Boerse AG	949	195,432
Merck KGaA	910	144,885
Ireland 7.6%		381,675
Accenture PLC, Class A	447	156,857
Aptiv PLC (A)	2,098	188,233
Trane Technologies PLC	150	36,585
Netherlands 6.3%		315,601
Koninklijke Ahold Delhaize NV	6,331	182,152
Wolters Kluwer NV	938	133,449
United Kingdom 6.2%		314,560
Intertek Group PLC	3,321	179,788
RELX PLC	3,397	134,772
United States 57.5%		2,898,598
Abbott Laboratories	1,285	141,440
Advanced Drainage Systems, Inc.	413	58,084
Advanced Micro Devices, Inc. (A)	360	53,068
Applied Materials, Inc.	457	74,066
Brown & Brown, Inc.	1,710	121,598
Danaher Corp.	472	109,192
Elevance Health, Inc.	387	182,494
Johnson Controls International PLC	2,579	148,654
Lowe’s Companies, Inc.	867	192,951
Marsh & McLennan Companies, Inc.	434	82,230
McDonald’s Corp.	468	138,767
McKesson Corp.	428	198,155
Microsoft Corp.	1,005	377,918
Oracle Corp.	2,333	245,968
S&P Global, Inc.	119	52,422
Salesforce, Inc. (A)	613	161,305
Sysco Corp.	2,124	155,328
Thermo Fisher Scientific, Inc.	85	45,117
UnitedHealth Group, Inc.	119	62,650
Veralto Corp.	1,410	115,987
Visa, Inc., Class A	696	181,204

	Yield (%)	Shares	Value
Short-term investments 0.4%			$18,937
(Cost $18,939)
Short-term funds 0.4%			18,937
John Hancock Collateral Trust (B)	5.3645(C)	1,894	18,937

2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $4,993,453) 100.1%	$5,044,003
Other assets and liabilities, net (0.1%)	(5,456)
Total net assets 100.0%	$5,038,547

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-23.
The fund had the following sector composition as a percentage of net assets on 12-31-23:
Industrials	23.9%
Information technology	21.2%
Health care	20.2%
Financials	12.6%
Consumer discretionary	10.3%
Consumer staples	6.7%
Communication services	4.8%
Short-term investments and other	0.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2023, by major security category or type:
	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$238,515	$238,515	—	—
France	535,800	—	$535,800	—
Germany	340,317	—	340,317	—
Ireland	381,675	381,675	—	—
Netherlands	315,601	—	315,601	—
United Kingdom	314,560	—	314,560	—
United States	2,898,598	2,898,598	—	—
Short-term investments	18,937	18,937	—	—
Total investments in securities	$5,044,003	$3,537,725	$1,506,278	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,894	—	$254,220	$(235,274)	$(7)	$(2)	—	—	$18,937
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s prospectus.
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